Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis

	Year ended December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities	13,381	-	-	13,381
Derivatives designated as hedging instrument (net of tax effect of $ 164)	-	(492)	-	(492)
Pension liability, net *)	-	-	(2,870)	(2,870)

Total assets (liabilities)	13,381	(492)	(2,870)	10,091

	Year ended December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities	4,068	-	-	4,068
Derivatives designated as hedging instrument (net of tax effect of $ 257)	-	276	-	276
Pension liability, net *)	-	-	(2,247)	(2,247)

Total assets (liabilities)	4,068	276	(2,247)	2,097

*)	See also Note 12.